Pensions and Post-Employment Benefits - Sensitivity Analysis of Pension and Other Post-Employment Benefits (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	$ (4,100)
Sensitivity, possible decrease in actuarial assumption	4,509
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	189
Sensitivity, possible decrease in actuarial assumption	(166)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	2,341
Sensitivity, possible decrease in actuarial assumption	(2,209)
Pensions [Member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(4,028)
Sensitivity, possible decrease in actuarial assumption	4,426
Pensions [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	154
Sensitivity, possible decrease in actuarial assumption	(138)
Pensions [Member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	2,341
Sensitivity, possible decrease in actuarial assumption	(2,209)
Other post employment benefits [Member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(72)
Sensitivity, possible decrease in actuarial assumption	83
Other post employment benefits [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	34
Sensitivity, possible decrease in actuarial assumption	(29)
Other post employment benefits [Member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	0
Sensitivity, possible decrease in actuarial assumption	$ 0